THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295

January 28, 2011

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing Post-Effective Amendment No. 157 (“PEA No. 157”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Auer Growth Fund (the “Fund”).

The primary purpose of this filing is to obtain SEC Staff review of the Fund’s continuing use of the Appendix to the Prospectus.  All other sections contain information substantially similar to the currently effective Prospectus and SAI for the Fund dated January 29, 2010.  PEA No. 157 has been marked to show changes from the Fund’s currently effective prospectus dated January 29, 2010.  We respectfully request that the SEC staff selectively review only the following section:

Summary and Statutory Prospectus
Appendix with Independent Verifier’s Report

We look forward to receiving your comments. If you have any questions regarding PEA No. 157, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren